ASSETS AND LIABILITIES HELD FOR SALE AND DISCONTINUED OPERATIONS (Details Narrative) $ in Thousands	1 Months Ended
Jan. 31, 2025 USD ($)
Durum Wheat [Member] | Subsequent Event [Member]
Consideration	$ 29,000